Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following at

	December 31,	December 31,
	2025	2024
Accrued payables	$1,593,439	$2,058,395
Employment taxes payable	639,231	1,070,456
Other accrued expenses	-	(336)
Total accrued expenses	$2,232,670	$3,128,515